UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 94.9%
Argentina 0.8%
Republic of Argentina, 8.28%, 12/31/2033 (Cost $1,178,289)		1,541,792	1,194,889
Austria 1.6%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,474,345
Canada 4.3%
Government of Canada:
4.25%, 6/1/2018	CAD	3,500,000	3,729,089
5.0%, 6/1/2014	CAD	1,990,000	2,144,082
Series WL43, 5.75%, 6/1/2029	CAD	590,000	735,903

(Cost $5,537,964)			6,609,074
Chile 0.9%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 (Cost $1,283,846)		1,150,000	1,439,179
El Salvador 0.0%
Republic of El Salvador, REG S, 8.25%, 4/10/2032 (Cost $21,032)		20,000	21,650
France 3.2%
Government of France, 4.25%, 10/25/2023 (Cost $4,660,833)	EUR	3,480,000	5,025,103
Germany 5.8%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,371,097
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,228,907
Kreditanstalt fuer Wiederaufbau, 0.75%, 3/22/2011	JPY	546,000,000	6,331,262

(Cost $7,765,052)			8,931,266
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	338,302
Indonesia 0.8%
Republic of Indonesia:
REG S, 6.875%, 1/17/2018		700,000	819,000
REG S, 8.5%, 10/12/2035		355,000	487,664

(Cost $1,092,704)			1,306,664
Italy 2.9%
Buoni Poliennali Del Tesoro:
4.0%, 2/1/2017	EUR	1,100,000	1,502,387
5.25%, 8/1/2017	EUR	1,060,000	1,548,344
6.0%, 5/1/2031	EUR	450,000	673,952
6.5%, 11/1/2027	EUR	460,000	725,507

(Cost $4,459,922)			4,450,190
Japan 16.5%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	7,725,929
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	12,510,563
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	676,071
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,025,646
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,526,336
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	958,251

(Cost $20,722,217)			25,422,796
Kazakhstan 1.2%
KazMunaiGaz Finance Sub BV:
144A, 7.0%, 5/5/2020		500,000	538,750
Series 1, REG S, 8.375%, 7/2/2013		170,000	187,425
144A, 11.75%, 1/23/2015		900,000	1,135,125

(Cost $1,716,436)			1,861,300
Liberia 0.7%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,111,000
Lithuania 0.5%
Republic of Lithuania, REG S, 6.75%, 1/15/2015 (Cost $797,952)		800,000	860,000
Luxembourg 1.2%
ArcelorMittal, 6.125%, 6/1/2018		500,000	542,517
European Investment Bank, 4.875%, 9/7/2016	GBP	750,000	1,300,904

(Cost $1,964,702)			1,843,421
Netherlands 3.9%
Government of Netherlands, 4.5%, 7/15/2017	EUR	3,570,000	5,271,927
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	399,532
PACCAR Financial Europe BV, 5.125%, 5/19/2011	EUR	250,000	332,409

(Cost $5,932,927)			6,003,868
Norway 0.3%
DnB NOR Bank ASA, 4.75%, 3/28/2011 (Cost $508,956)	EUR	400,000	531,843
Panama 0.4%
Republic of Panama:
5.2%, 1/30/2020		425,000	454,750
6.7%, 1/26/2036		120,000	140,400

(Cost $568,700)			595,150
Poland 4.8%
Republic of Poland:
3.875%, 7/16/2015		700,000	716,968
Series 1019, 5.5%, 10/25/2019	PLN	20,000,000	6,394,301
6.375%, 7/15/2019		240,000	272,400

(Cost $7,269,822)			7,383,669
Portugal 0.4%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	560,313
Serbia 0.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $402,617)		410,833	398,508
South Africa 0.1%
Republic of South Africa, 6.875%, 5/27/2019 (Cost $205,000)		200,000	235,750
Spain 0.4%
Santander International Debt SA, 5.625%, 2/14/2012 (Cost $700,915)	EUR	450,000	607,945
Sweden 0.6%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	902,662
United Kingdom 4.5%
Aviva PLC, 5.7%, 9/29/2049	EUR	450,000	507,251
Barclays Bank PLC, Series 169, 4.25%, 10/27/2011	EUR	150,000	202,839
Lloyds TSB Bank PLC, Series 2, 3.75%, 11/17/2011	EUR	400,000	537,751
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	888,009
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	1,690,209
5.0%, 3/7/2025	GBP	1,765,000	3,109,677

(Cost $7,304,191)			6,935,736
United States 38.6%
AMC Entertainnment, Inc., 8.75%, 6/1/2019		1,200,000	1,260,000
American Express Co., 7.0%, 3/19/2018		1,099,000	1,297,522
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		600,000	747,235
Banc of America Commercial Mortgage, Inc., "A4", Series 2007-4, 5.843% **, 2/10/2051		950,000	990,669
Bank of America Corp., 5.75%, 12/1/2017		950,000	1,003,918
Citigroup, Inc., 6.125%, 5/15/2018 (b)		1,000,000	1,069,852
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2006-CD2, 5.363% **, 1/15/2046		1,000,000	1,048,527
Comcast Corp., 5.15%, 3/1/2020		450,000	482,047
Crown Castle Towers LLC, 144A, 4.883%, 8/15/2020 (c)		350,000	352,370
CSX Corp.:
6.15%, 5/1/2037		300,000	330,254
6.25%, 3/15/2018		800,000	922,211
CVS Caremark Corp., 6.125%, 9/15/2039		700,000	747,175
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	531,289
DIRECTV Holdings LLC:
5.875%, 10/1/2019		375,000	416,987
6.35%, 3/15/2040		786,000	850,641
Discover Bank, 8.7%, 11/18/2019		1,190,000	1,380,594
Discovery Communications LLC, 5.05%, 6/1/2020		850,000	904,809
Dow Chemical Co., 8.55%, 5/15/2019		1,100,000	1,373,760
DTE Energy Co., 7.625%, 5/15/2014		167,000	195,724
Express Scripts, Inc.:
6.25%, 6/15/2014		425,000	485,829
7.25%, 6/15/2019		1,030,000	1,259,579
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.866% **, 2/25/2048		1,129,841	1,133,358
Federal National Mortgage Association:
4.5%, with various maturities from 3/1/2023 until 9/1/2038 (c)		5,087,865	5,378,176
5.0%, 7/1/2035		3,195,422	3,419,102
5.5%, 3/1/2039		7,997,799	8,624,502
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	497,919
Ford Credit Auto Owner Trust:
"A3", Series 2009-B, 2.79%, 8/15/2013		500,000	509,835
"B", Series 2007-B, 5.69%, 11/15/2012		250,000	266,357
Ford Motor Credit Co., LLC, 7.8%, 6/1/2012		1,600,000	1,674,555
Frontier Communications Corp., 8.125%, 10/1/2018		1,000,000	1,060,000
Government National Mortgage Association:
4.5%, 5/1/2039 (c)		1,600,000	1,687,125
7.0%, with various maturities from 1/15/2029 until 2/15/2029		87,073	97,540
HCA, Inc., 9.25%, 11/15/2016		410,000	442,800
JC Penney Co., Inc., 5.65%, 6/1/2020		1,000,000	1,005,000
JC Penney Corp., Inc., 7.95%, 4/1/2017		750,000	828,750
K Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		850,000	858,500
Kraft Foods, Inc., 5.375%, 2/10/2020		970,000	1,061,035
Kroger Co., 5.4%, 7/15/2040		350,000	352,062
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		700,000	732,232
"A4", Series 2007-C6, 5.858% **, 7/15/2040		1,200,000	1,199,707
Levi Strauss & Co., 144A, 7.625%, 5/15/2020		1,500,000	1,530,000
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,000,000	1,196,069
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		850,000	888,250
MGM Resorts International, 144A, 9.0%, 3/15/2020		750,000	787,500
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	414,124
Oracle Corp., 144A, 5.375%, 7/15/2040		520,000	528,957
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	153,681
Quest Diagnostics, Inc., 6.95%, 7/1/2037		610,000	676,344
Qwest Communications International, Inc., 144A, 8.0%, 10/1/2015		750,000	798,750
Time Warner, Inc.:
6.2%, 3/15/2040		400,000	426,145
7.625%, 4/15/2031		400,000	483,044
Toll Brothers Finance Corp., 8.91%, 10/15/2017		400,000	458,898
United Rentals North America, Inc., 9.25%, 12/15/2019		750,000	791,250
US Treasury Bill, 0.22% *, 9/16/2010 (d)		1,034,000	1,033,806
Windstream Corp., 8.625%, 8/1/2016		875,000	912,187

(Cost $56,115,653)			59,558,552

Total Bonds (Cost $135,559,361)			146,603,175
Sovereign Loans 0.6%
Russia
Gazprom:
REG S, 6.51%, 3/7/2022		530,000	533,312
144A, 8.125%, 7/31/2014		265,000	298,125
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	110,500

Total Sovereign Loans (Cost $883,870)			941,937

	Shares	Value ($)
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 0.33% (e) (f) (Cost $1,045,000)	1,045,000	1,045,000
Cash Equivalents 5.0%
Central Cash Management Fund, 0.25% (e) (Cost $7,772,729)	7,772,729	7,772,729

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $145,260,960) †	101.2	156,362,841
Other Assets and Liabilities, Net	(1.2)	(1,918,790)

Net Assets	100.0	154,444,051

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $145,957,399.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $10,405,442.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,927,079 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,521,637.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $1,016,359 which is 0.7% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	At July 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	9/21/2010	23	2,773,066	66,671

At July 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	9/21/2010	14	1,733,375	(20,153)
2 Year US Treasury Note	USD	9/30/2010	100	21,912,500	(100,200)
Federal Republic of Germany Euro-Bund	EUR	9/8/2010	72	12,061,441	(56,634)
Japanese Yen Currency	USD	9/13/2010	20	2,896,250	(163,886)
United Kingdom Long Gilt Bond	GBP	9/28/2010	20	3,813,347	(9,765)

Total unrealized depreciation	(350,638)

As of July 31, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	1,321,040	AUD	1,600,000	9/3/2010	120,317	JPMorgan Chase Securities, Inc.
USD	1,820,100	GBP	1,250,000	9/3/2010	141,023	HSBC Bank USA
USD	7,125,726	EUR	5,700,000	9/3/2010	302,073	HSBC Bank USA
USD	961,152	CHF	1,100,000	9/3/2010	95,197	HSBC Bank USA
USD	1,446,364	KRW	1,800,000,000	9/3/2010	72,707	HSBC Bank USA
USD	9,834,160	EUR	8,000,000	9/3/2010	590,821	JPMorgan Chase Securities, Inc.
EUR	2,150,000	USD	2,859,608	10/1/2010	58,061	Citigroup, Inc.
Total unrealized appreciation					1,380,199

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

CAD	2,400,000	USD	2,303,373	9/3/2010	(30,165)	JPMorgan Chase Securities, Inc.
JPY	88,000,000	USD	963,117	9/3/2010	(55,748)	HSBC Bank USA
PLN	16,400,000	USD	4,992,408	9/3/2010	(330,282)	HSBC Bank USA
Total unrealized depreciation					(416,195)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	KRW	South Korean Won
CHF	Swiss Franc	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments
.
	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Bonds	$—	$145,569,369	$—	$145,569,369
Sovereign Loans	—	941,937	—	941,937
Short-Term Investments(g)	8,817,729	1,033,806	—	9,851,535
Derivatives(h)	—	1,380,199	—	1,380,199
Total	$8,817,729	$148,925,311	$—	$157,743,040
Liabilities
Derivatives(h)	$(283,967)	$(416,195)	$—	$(700,162)
Total	$(283,967)	$(416,195)	$—	$(700,162)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Bonds
Balance as of October 31, 2009	$2,125,274
Realized gain (loss)	(50,108)
Change in unrealized appreciation (depreciation)	28,294
Amortization premium/discount	—
Net purchases (sales)	(1,304,100)
Transfers into Level 3	—
Transfers (out) of Level 3	(799,360	)(i)
Balance as of July 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$(163,886)	$964,004
Interest Rate Contracts	$(120,081)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010